Provisions (Narrative) (Details) R$ in Thousands, $ in Thousands	Dec. 31, 2022 BRL (R$)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 BRL (R$)	Dec. 31, 2021 USD ($)
Disclosure of other provisions [line items]
Amount of current portion on provisions recognized	R$ 26,487	$ 5,076		$ 230
Amount of recognized provision legal proceedings matter		$ 5,310		$ 314
Assumption of discount rates	6.17%	6.17%	7.00%	7.00%
Assumption of expected rates of inflation			3.00%	3.00%
Maracas Menchen Mine [Member]
Disclosure of other provisions [line items]
Provision for environmental compensation		$ 531
Amount of provision for environmental compensation expected to be incurred next twelve months		531		$ 496
Anticipated liability	R$ 60,409	11,577	R$ 46,223	8,283
Currais Novos Tungsten [Member]
Disclosure of other provisions [line items]
Anticipated liability	R$ 3,238	621	R$ 3,058	548
Largo Clean Energy Corp. [Member]
Disclosure of other provisions [line items]
Recognized provision for infrastructure		0		362
Provision for contract penalties expected to be incurred within the next 12 months		$ 453		$ 0